Business combinations - Narrative (Details) - TLM Partners Inc [Member] £ in Thousands		6 Months Ended
	Aug. 03, 2023 GBP (£)	Dec. 31, 2023 GBP (£)	Aug. 31, 2023 employee
Disclosure of detailed information about business combination [line items]
Number of employees | employee			61
Initial cash consideration	£ 3,214
Fair value of deferred consideration	£ 741
Contingent consideration arrangements, payment period	18 months
Fair value of contingent consideration	£ 4,378
Deferred tax liability	537
Intangible assets - client relationships	2,106
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		£ 900
Customer-related intangible assets
Disclosure of detailed information about business combination [line items]
Deferred tax liability	500
Identifiable intangible assets	£ 0
Forecast
Disclosure of detailed information about business combination [line items]
Contingent consideration (in percent)	39.00%